Average Annual Total Returns - Class S - Thrivent High Income Municipal Bond Fund	Class S 1 Year	Class S SinceInception(2/28/2018)	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) SinceInception(2/28/2018)	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) SinceInception(2/28/2018)	Bloomberg Barclays High Yield Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays High Yield Municipal Bond Index(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2018)
Total	3.17%	5.59%	3.17%	5.57%	3.08%	5.01%	4.89%	7.46%